Income (Loss) Before Income Taxes by Geographic Location (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Taiwan operations	$ (3,146)	$ 893	$ (1,119)
Non-Taiwan operations	(47)	(1,478)	(6,096)
LOSS BEFORE INCOME TAXES	$ (3,193)	$ (585)	$ (7,215)